Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Commitments and Contingencies
Note 15. Commitments and Contingencies
Purchase Commitments
As of September 30, 2025, the Company had outstanding purchase orders and contractual obligations totaling $0.5 million to procure inventory. The Company’s outstanding inventory purchase orders and preauthorized commitments to procure strategic components based on expected demand are placed with a server supplier, its primary third-party contract manufacturer, and a semiconductor supplier.

The Company has an obligation to purchase inventories that have been purchased by a contract manufacturer when components have not been consumed within a period defined in the terms of its agreement with the manufacturer. The Company purchased inventories due to this obligation as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Inventory purchases related to purchase obligations	$46	$346	$150	$4,088
While the Company expects such purchased components to be used in future production of its finished goods, these components are considered in its reserve estimate for excess and obsolete inventory. Furthermore, the Company accrues for losses on commitments for the future purchase on non-cancelable and non-returnable components from this contract manufacturer at the time that circumstances, such as changes in expected demand, indicate that the value of the components may not be recoverable, the loss is probable and management has the ability to reasonably estimate the amount of the loss. As of September 30, 2025 and December 31, 2024, the liability balance of the Company’s accrued losses on purchase commitments equaled $0.6 million on the condensed consolidated balance sheets.
Legal Proceedings
On September 9, 2024, BurTech entered into an Advisory Services Engagement Letter with Jefferies to serve as its exclusive capital markets advisor in connection with the contemplated Merger involving Legacy Blaize (the “Jefferies Engagement Letter”), pursuant to which Jefferies would be eligible for a fee of $4.5 million contingent upon the closing of the Merger and for reimbursement of expenses up to $0.5 million.
On April 7, 2025, Jefferies commenced a lawsuit against the Company, as successor to BurTech, in the Supreme Court of the State of New York, County of New York, asserting that, pursuant to the Jefferies Engagement Letter, it is entitled to payment of the amounts described above, along with pre- and post-judgment interest and legal costs and seeking summary judgment in lieu of complaint. On September 4, 2025, the court denied Jefferies’s motion for summary judgment, and on September 19, 2025, Jefferies filed a complaint. The Company has engaged counsel and intends to vigorously defend this matter.
In accordance with ASC 450 -
Contingencies
, the Company has recorded estimated liabilities as a maximum potential of contingent exposure in this matter of $5.0 million as of September 30, 2025, of which $4.0 million is included in accounts payable and $1.0 million is included in accrued expenses and other current liabilities.
Advisor Agreements
In October through December of 2024, the Company entered into various advisor agreements related to business development and strategy, and for new revenue contracts in new geographical markets. Compensation for services, pending approval by the Board of Directors, is in the form of restricted stock units following the filing of a registration statement subsequent to the Merger consummation to register such shares, and subject to the advisors continued service on the applicable grant date. During the three months ended September 30, 2025, the Company released the advisor restricted stock units which had vested under the terms of the agreements (see Note 14).
In December 2024, the Company entered into an agreement for capital market services which included advisory services and a finder’s fee, for which payment was due upon the close of the Merger (see Note 3). Under the terms of the agreement, at the Company’s discretion, the advisory fee of $0.8 million is to be paid in the form of (i) cash and (ii) cash or a combination of cash and shares of common stock of common stock at a price of $10.00 per share at various dates in 2025. The finder’s fee, equal to a specified percentage of the trust value of the Company’s shares held by investors introduced by the advisor, is to be paid fifty percent in cash and fifty percent in shares of common stock at a price of $10.00 per share, concurrent with the close of the Merger. The Company recognized $0.6 million associated with the contract as deferred offering costs and accrued liabilities for the year ended December 31, 2024. On the earlier of the date that is six months from the date of the Merger and the date that a Registration Statement filed with the SEC registering the resale of the closing shares is declared effective (the “Reset Date”), if the five day volume weighted average price of common stock for the five trading days immediately preceding the Reset Date (such price, the “Reset Price”) is less than $10.00 per share (subject to a $1.00 per share floor), within two days the Company shall issue an additional number of common shares equal to the number obtained by dividing (i) the product of the number of shares held as of the Reset Date and $10.00 by (ii) the Reset Price, less the number of sharing shares held, provided that the additional shares shall not exceed 300,000 shares.
In April 2024, the Company entered into an advisory agreement for future services. The terms of the agreement require a non-refundable advisory fee of $2.0 million paid upon execution of the contract in the form of 769,231 shares of common stock (the “Fee Shares”). In July 2025, the Company released the 769,231 shares of common stock due under the advisory agreement. The Fee Shares are subject to a one-year lock-up provision (the “Lock-Up Period”) which expires the earlier of one year from the date of the agreement or the date of a change of control as defined in the agreement. Prior to the expiration of the Lock-Up Period, the advisor may sell the common stock shares back to the Company or an affiliate as defined in Rule 405 under the Securities Act. The Fee Shares subject to the lock-up provision are subject to adjustment if the dollar volume-weighted average price for the Company’s common stock (“VWAP”) 20 out of any 30 trading Days is at least $7.00 per share, then the Lock-Up Period shall be terminated with respect to fifty percent of the shares to be issued for the fee. Furthermore, if the VWAP of the common stock for 20 out of any 30 Trading Days is at least $10.00 per share, then the Lock-Up Period shall be terminated with respect to the other fifty percent of the Fee Shares, rounded up.

Note 12. Commitments and Contingencies
Purchase Commitments
As of December
31
,
2024
, the Company had outstanding purchase orders and contractual obligations totaling $
0.2
 million to procure inventory.
The majority of the Company’s outstanding inventory purchase orders and preauthorized commitments to procure strategic components based on the Company’s expected demand are placed with the Company’s primary third party contract manufacturer and a semiconductor supplier.
The Company has an obligation to purchase inventories that have been purchased by the contract manufacturer when components have not been consumed within a period defined in the terms of the Company’s agreement. During the years ended December
31
,
2024
and
2023
, the Company purchased inventories of $
4.3
 million and $
4.4
 million, respectively, due to this obligation.
While the Company expects such purchased components to be used in future production of Company finished goods, these components are considered in the Company’s reserve estimate for excess and obsolete inventory. Furthermore, the Company accrues for losses on commitments for the future purchase on non-cancelable
and
non-returnable
components from this contract manufacturer at the time that circumstances, such as changes in expected demand, indicate that the value of the components many not be recoverable, the loss is probable and management has the ability to reasonably estimate the amount of the loss. As of December
31
,
2024
and
2023
, the liability balance of the Company’s accrued losses on accrued purchase commitments equaled $
0.6
 million and $
3.6
 million, respectively, on the consolidated balance sheets.
Legal Proceedings
From time to time, the Company may become involved in claims or other legal matters arising in the ordinary course of business. The Company records accruals for outstanding legal proceedings when it is probable a liability will be incurred, and the amount of loss can be reasonably estimated. The Company does not believe that there are any pending legal proceedings or other loss contingencies that will, either individually or in the aggregate, have a material adverse effect on the Company’s consolidated financial statements.
Merger Agreement
The December
22
,
2023
Merger Agreement as amended (see Note
1)
, provided that as soon as reasonably practicable following the date of the Merger Agreement, Burkhan and/or its affiliates and/or nominees shall purchase from the Company: (i) convertible promissory notes under the Company’s
2023
NPA (see Note
7)
and (ii) the Burkhan Pre-funded Warrant (see Note
8)
for aggregate gross proceeds to the Company of $
25.0
 million.
In
 addition,
16,300,000
shares of New Blaize common stock may be issued as earnout shares for a period from the closing of the business combination until the five
-year anniversary thereof, in accordance with the schedule set forth in the Merger Agreement. The earnout shares are to be issued to Burkhan and eligible shareholders of the Company contingent, in each case, on the closing stock price of the New Blaize common stock exceeding specific thresholds.

On
 April
22
,
2024
, the Company, BurTech LP LLC, and BurTech entered into a Backstop Subscription Agreement. Pursuant to the Backstop Subscription Agreement, in the event that the amount of cash in BurTech’s trust account following redemptions and before payment of expenses is less than $
30,000,000
, BurTech LP LLC shall purchase, prior to or substantially concurrently with the closing of the Merger, a number of shares of Class A common stock of BurTech equal to the difference between $
30,000,000
 minus the Trust Amount divided by $
10.00
per share. The April Amendment also amended various definitions and covenants to reflect the funding commitment of the BurTech’s Sponsor pursuant to the Backstop Subscription Agreement.
O
n
April
22
,
2024
, BurTech LP LLC and BurTech entered into a letter agreement. Under this agreement, conditioned upon the occurrence of the closing of the Merger, BurTech LP LLC agreed to forfeit
2,000,000
BurTech Shares to be effective immediately prior to the closing.
The Lock-Up Agreement attached to the Merger Agreement was also amended on April 22, 2024 to include certain consent requirements to the transfer of the Burkhan Prefunded Warrant Stock and grant the Company Board of Directors the discretion to determine whether certain persons will be subject to the lock-up requirements.
On October 24, 2024, BurTech, Merger Sub, the Company and Burkhan entered into an Amendment No. 2 to Agreement and Plan of Merger (the “Second Amendment to Merger Agreement”). The Second Amendment to Merger Agreement amended the original merger agreement to revise the New Blaize Board designees to nine members, including four individuals to be designated by the Company and five independent directors, designated by the Company after consultation, in good faith, with BurTech regarding the determination of the independent directors, with the chairman designated until a new chairperson is appointed by the New Blaize Board.
On November 21, 2024, BurTech, Merger Sub, Blaize and Burkhan entered into an Amendment No. 3 to Agreement and Plan of Merger (the “Third Amendment to Merger Agreement”). The Third Amendment to Merger Agreement amended the original merger agreement to (i) revise the New Blaize Board designees to be comprised of seven members, including two individuals to be designated by Blaize and five independent directors, designated by Blaize after consultation, in good faith, with BurTech regarding the determination of the independent directors, with Lane M. Bess to be designated as the Chairman until a new chairperson is appointed by the New Blaize Board, (ii) remove the agreement between BurTech, Sponsor and Burkhan to enter into the Stockholders’ Agreement at the closing of the Business Combination and to remove such Form of Stockholders’ Agreement as an exhibit to the original merger agreement and (iii) replace the proposed Third Amended and Restated Certificate of Incorporation with a new Form of Third Amended and Restated Certificate of Incorporation to reflect that the New Blaize Board will not be a classified board.
Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, on January 13, 2025, the transaction was consummated (see Note 1).
Other
On September 19, 2024, the Company entered into an engagement letter with KeyBanc Capital Markets Inc. (“KBCM”) to serve as its (i) exclusive strategic advisor in connection with the Business Combination, (ii) sole and exclusive placement agent for private placement services and (iii) sole and exclusive financial advisor in connection with any potential sale transactions. Pursuant to the engagement, the Company agreed to pay KBCM (i) a strategic advisory fee of $
1,000,000
upon the Closing of the Business Combination and (ii) a placement fee based on a percentage of the gross proceeds from any private placements or, in the event no private placement is completed by KBCM has used reasonable best efforts to secure such a private placement, a fee of $
500,000
promptly (but not later than
two business days
) following the close of the Business Combination. Additionally, a sale transaction fee will be paid, calculated as the greater of $
3,000,000
or
1
% of the transaction value.
On October 24, 2024, contingent upon the close of the proposed merger on or before December 31, 2024 and continued employment or services to the Company on the applicable grant date, the Company’s Board of Directors approved the issuance of
6,936,285
restricted stock units under the New Blaize equity plan.

In October through December of 2024, the Company entered into various advisor agreements related to business development and strategy, and for new revenue contracts, in new geographical markets. Compensation for services, pending approval by the New Blaize Board of Directors, is in the form of restricted stock units of New Blaize following the filing of a registration statement subsequent to Merger consummation to register such shares, and subject to the advisors continued service on the applicable grant date.
In December 2024, the Company entered into an agreement for capital market services which included advisory services and a finder’s fee, for which payment was due upon the close of the Merger (see Note 1). Under the terms of the agreement, at the discretion of the Company, the advisory fee of $
0.8
 million is to be paid in the form of (i) cash and (ii) cash or a combination of cash and shares of common stock of New Blaize at a price of $
10
per share at various dates in 2025. The finder’s fee, equal to a specified percentage of the trust value

for the Company’s shares
held by investors introduced by the advisor, is to be paid fifty percent in cash and fifty-percent in shares of New Blaize at a price of $
10.00
per share, concurrent with the close of the Meger. The Company recognized $
0.6
 million associated with the contract as deferred offering costs and accrued liabilities for the year ended December 31, 2024. On the earlier of the date that is six months from the date of the Merger and the date that a Registration Statement filed with the SEC registering the resale of the closing shares is declared effective (the “Reset Date”), if the five day volume weighted average price of common stock for the five trading days immediately preceding the Reset Date (such price, the “Reset Price”) is less than $
10
per share (subject to a $
1.00
per share floor), within two days the Company shall issue an additional number of common shares equal to the number obtained by dividing (i) the product of the number of shares held as of the Reset Date and $
10.00
by (ii) the Reset Price, less the number of sharing shares held, provided that the additional shares shall not exceed
300,000
.